Other Receivables	12 Months Ended
Dec. 31, 2024
Other Receivables [Abstract]
OTHER RECEIVABLES

12. OTHER RECEIVABLES

	Year ended December 31, 2023
$000	2024	2023
Security deposits receivable	53	121
Prepayments	92	102
Taxation receivable	32	3,793
	177	4,016

There are no differences between the carrying amount and fair value of any of the trade and other receivables above.